Share-Based Payments - Changes and Holdings of Warrants (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	2,575,586
Allotted Warrants, end of year	1,279,086	2,575,586
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	2,575,586	2,518,086
Change	(1,296,500)	57,500
Allotted Warrants, end of year	1,279,086	2,575,586
Warrants | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	914,500	719,500
Change	(369,500)	195,000
Allotted Warrants, end of year	545,000	914,500
Warrants | Board Member Thomas Eklund
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	111,250	111,250
Change	(111,250)
Allotted Warrants, end of year	0	111,250
Warrants | Board Member Hilde Furberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	29,500	29,500
Change	(29,500)
Allotted Warrants, end of year	0	29,500
Warrants | Other senior executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	834,586	727,086
Change	(397,086)	107,500
Allotted Warrants, end of year	437,500	834,586
Warrants | Other Employees, Consultants and External Parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	685,750	930,750
Change	(389,164)	(245,000)
Allotted Warrants, end of year	296,586	685,750